Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of changes in intangible assets

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2023	4,749,233	9,003	22,658	4,780,894
Acquisitions	150,616	—	1,221	151,837
Impairment reversal (***)	102,838	—	—	102,838
Disposals (**)	(139,218)	—	(88)	(139,306)
Other	236	—	—	236
Transfer	(2,000)	—	—	(2,000)
Transfer from property plant and equipment	1,156	—	—	1,156
Translation differences and inflation adjustment	(709,433)	290	870	(708,273)
Balances at December 31, 2023	4,153,428	9,293	24,661	4,187,382
Balances at January 1, 2022	4,243,258	9,543	22,812	4,275,613
Disposal of subsidiaries	—	—	(95)	(95)
Acquisitions	155,051	—	732	155,783
Impairment	(111)	—	—	(111)
Disposals	(549)	—	—	(549)
Other (Note 23)	570	—	—	570
Transfers	(55)	—	55	—
Transfer of concession assets to the grantor (*)	(7,956)	—	—	(7,956)
Transfer to property plant and equipment	(2)	—	—	(2)
Translation differences and inflation adjustment	359,027	(540)	(846)	357,641
Balances at December 31, 2022	4,749,233	9,003	22,658	4,780,894
Depreciation
Accumulated at January 1, 2023	1,800,871	—	20,021	1,820,892
Depreciation of the year	138,620	—	650	139,270
Disposals (**)	(13,554)	—	(17)	(13,571)
Translation differences and inflation adjustment	(280,924)	—	750	(280,174)
Accumulated at December 31, 2023	1,645,013	—	21,404	1,666,417
Accumulated at January 1, 2022	1,512,731	—	19,911	1,532,642
Disposal of subsidiaries	—	—	(61)	(61)
Depreciation of the year	157,522	—	1,141	158,663
Disposals	(51)	—	—	(51)
Transfers	(4)	—	4	—
Transfer of concession assets to the grantor (*)	(1,504)	—	—	(1,504)
Translation differences and inflation adjustment	132,177	—	(974)	131,203
Accumulated at December 31, 2022	1,800,871	—	20,021	1,820,892
Net balances at December 31, 2023	2,508,415	9,293	3,257	2,520,965
Net balances at December 31, 2022	2,948,362	9,003	2,637	2,960,002

(*) On March 1, 2022, the operations of the Aeronautical and Air Traffic Telecommunications Service Provider Station and the Airport Control Tower of ICASGA were transferred to the Airspace Control Department, representing a net value of R$ 33.7 million (equivalent to approximately USD 7.1 million). The compensation regarding to these assets was received in December 2023 as part of the compensation related to the re-bidding process of the Natal airport, see Note 1.2.1.

(**) Mainly includes the disposal of the intangible assets regarding ICASGA’s concession, see Note 1.2.1.

(***) Mainly includes a reversal of impairment of intangible assets recognized in previous periods due to the compensation received by ICASGA as part of the re-bidding process detailed in Note 1.2.1, for an amount of USD 103.8 million.